Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 7 — INVENTORIES

The inventory of the Company includes raw material, packaging and finished goods available for sales, as follows:

			Change
	09/30/2025	12/31/2024	$	%
Inventories(1)	—	—	—	—
Packaging	62,404	53,599	8,805	16%
	62,404	53,599	8,805	16%

(1)      The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.

NOTE 7 — INVENTORIES

The inventory of the Company includes raw material, packaging and finished goods available for sales, as following:

			Change
	12/31/2024	12/31/2023	$	%
Inventories(1)	—	42,882	(42,882)	-100%
Packaging	53,599	55,920	(2,321)	-4%
	53,599	98,802	(45,203)	-46%

(1)      The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.